Depreciation, amortization, shipping and handling expenses - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Profit or loss [abstract]
Bank term loans	¥ 65,440	$ 9,413	¥ 82,109	¥ 95,357
Bills and other discounting	23,922	3,441	27,864	49,738
Bank charges	4,563	656	4,136	3,877
Interest on lease liabilities (Note 17)	1,547	223	1,819	2,198
Finance costs	¥ 95,472	$ 13,733	¥ 115,928	¥ 151,170